Net finance costs (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Analysis of income and expense [abstract]
Interest on long-term debt	$ 63,312,000	$ 62,875,000
Net interest costs on net defined benefit obligations or assets (Note 16)	3,813,000	5,754,000
Other finance costs	15,071,000	8,166,000
Finance costs	82,196,000	76,795,000
Finance income	(11,566,000)	(2,910,000)
Net finance costs	$ 70,630,000	$ 73,885,000